Revenues - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Dec. 31, 2025
Revenue Recognition [Abstract]
Deferred revenues - long-term	$ 16,899,000	$ 16,899,000	$ 19,062,000
Revenue recognized	9,300,000	38,800,000
Remaining performance obligations	94,600,000	94,600,000
Expected remaining performance obligations recognized during next 12 months	69,000,000.0	69,000,000.0
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	13,200,000	13,200,000
Expected remaining performance obligations recognized remainder thereafter	12,400,000	12,400,000
Deferred sales commissions	$ 7,900,000	$ 7,900,000	$ 8,800,000